Note 6 - Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Restrictions on Cash and Cash Equivalents [Table Text Block]

	June 30,	December 31,
	2020	2019
Asset retirement obligation surety bonds (collateralized obligation)	$39,631	39,477
First Lien Agreement restricted cash - Note 9	—	3,270
Total	$39,631	$42,747

The following table provides the components of restricted cash (in thousands):

	December 31,
	2019	2018
First Lien agreement restricted cash – Note 9	3,270	5,030
Asset retirement obligation surety bonds (collateralized obligation)	39,477	38,693
Total	$42,747	$43,723